Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	€ 647,313	€ 644,893
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	652,933	650,876
Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	(5,621)	(5,984)
Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	14,384	12,677
Mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	329,506	322,850
Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	36,571	36,180
Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	272,472	279,169
Netherlands
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	180,099	183,772
Netherlands | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	180,928	184,766
Netherlands | Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	(830)	(993)
Netherlands | Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	1,070	837
Netherlands | Mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	112,145	110,017
Netherlands | Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	5,036	5,835
Netherlands | Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	62,677	68,077
Rest of the world
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	467,214	461,120
Rest of the world | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	472,005	466,111
Rest of the world | Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	(4,791)	(4,990)
Rest of the world | Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	13,314	11,840
Rest of the world | Mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	217,361	212,833
Rest of the world | Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	31,535	30,345
Rest of the world | Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and Advances to customers	€ 209,795	€ 211,092